Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Schedule of Unrecognized Tax Benefits [Line Items]
Ending balance at beginning of period	$ 16,924	$ 22,149	$ 23,271
Additions for tax positions of the current year
Additions for tax positions of prior years			6,383
Reduction for tax positions of prior years	(1,524)	(5,225)	(7,505)
Settlements
Lapse of statute of limitations	(128)
Ending balance at beginning of period	$ 15,272	$ 16,924	$ 22,149